Summary of significant accounting policies - Property and equipment, net, Intangible assets and Impairment long-lived assets (Details)	Dec. 31, 2023
Minimum [Member]
Summary of significant accounting policies
Intangible assets useful life	1 year
Maximum [Member]
Summary of significant accounting policies
Intangible assets useful life	10 years
Computer and transmission equipment
Summary of significant accounting policies
Property and equipment useful life	3 years
Furniture and office equipment
Summary of significant accounting policies
Property and equipment useful life	5 years
Motor vehicles
Summary of significant accounting policies
Property and equipment useful life	4 years